Derivatives Unrecognized hedging losses in AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Hedging activities in AOCI [Roll Forward]
Beginning balance	$ (56,961)
Amount of gain (loss) recognized in AOCI on derivative:	(7,283)	$ 26	$ (307)
Ending balance	(106,725)	(56,961)
Interest Rate Swap [Member]
Hedging activities in AOCI [Roll Forward]
Amount of gain (loss) recognized in AOCI on derivative:	(8,941)	(797)	(1,123)
Amount of loss reclassified from AOCI into income:	950	935	816
Foreign currency forward cash flow hedge [Member]
Hedging activities in AOCI [Roll Forward]
Amount of gain (loss) recognized in AOCI on derivative:	598	(153)	0
Amount of loss reclassified from AOCI into income:	110	41	0
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Hedging activities in AOCI [Roll Forward]
Beginning balance	(2,199)	(2,225)	(1,918)
Amount of gain (loss) recognized in AOCI on derivative:	(8,343)	(950)	(1,123)
Amount of loss reclassified from AOCI into income:	1,060	976	816
Ending balance	$ (9,482)	$ (2,199)	$ (2,225)